Right of use assets (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2026:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2025	4,313	2,290	1,036	1,183	8,822
Additions	713	263	196	284	1,456
Deletions	-	(6)	-	-	(6)
Depreciation	(70)	(390)	(280)	(165)	(905)
Translation Difference	-	5	-	4	9
Balance as of March 31, 2026	4,956	2,162	952	1,306	9,376

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2025:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2024	3,672	2,541	244	801	7,258
Additions	784	400	978	530	2,692
Deletions	(92)	(258)	-	-	(350)
Depreciation	(51)	(393)	(186)	(148)	(778)
Translation Difference	-	-	-	-	-
Balance as of March 31, 2025	4,313	2,290	1,036	1,183	8,822

Disclosure Detail Of Lease Liabilities [Table Text Block]
Particulars	March 31, 2026	March 31, 2025
Current lease liabilities	486	193
Non-current lease liabilities	3,416	3,617
Total	3,902	3,810

Disclosure Detail Of Movement In Lease Liabilities [Table Text Block]

The following is the movement in lease liabilities during the Year ended

Particulars	March 31, 2026	March 31, 2025
Balance as of April 1,	3,810	3,043
Additions	523	1,378
Finance cost accrued during the period	336	299
Deletions	(7)	(351)
Payment of lease liabilities	(765)	(559)
Fair value adjustment	1	(1)
Translation difference	4	1
Balance as of March 31,	3,902	3,810

Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Table Text Block]

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2026 and March 31, 2025 on an undiscounted basis (including finance expenses):

Particulars	March 31, 2026	March 31, 2025
Less than one year	805	689
One to five years	2,318	2,379
More than five years	7,729	7,473
Total	10,852	10,541

Disclosure of detailed information about reconciliation of additions

Reconciliation of additions made during the year

Particulars	For the year ended March 31, 2026	For the year ended March 31, 2025
Additions to right-of-use assets	1,456	2,692
Additions to lease liability	523	1,378
IRU and deposit deferment under IFRS 9	933	1,314

Disclosure of detailed information about amounts recognised in profit or loss

Amounts recognized in profit or loss for the year ended March 31, 2026 and March 31, 2025 are given below

Particulars	For the year ended March 31, 2026	For the year ended March 31, 2025
Depreciation expenses	905	778
Interest on lease liabilities	336	299
Expenses relating to leases of low-value assets, including short-term leases of low-value assets	376	312